FAIR VALUE MEASUREMENTS (Details) - Recurring - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Carrying Amount
Assets:
Foreign currency forward contracts	$ 83.9	$ 72.3
Liabilities:
Foreign currency forward contracts	10.0	41.1
Interest rate swap contracts		0.2
Level 2
Assets:
Foreign currency forward contracts	83.9	72.3
Liabilities:
Foreign currency forward contracts	$ 10.0	41.1
Interest rate swap contracts		$ 0.2